8. INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Intangible assets, net	$ 361,112	$ 447,778	$ 0
Technology [Member]
Intangible assets	520,000	520,000	0
Less: accumulated amortization	(158,888)	(72,222)	0
Intangible assets, net	$ 361,112	$ 447,778	$ 0